Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in goodwill [abstract]
Beginning balance	£ 41,062,000	£ 16,198,000
Acquired through business combinations		24,212,000
Effect of foreign exchange translations	(4,302,000)	652,000
Ending balance	£ 36,760,000	£ 41,062,000